Leases - Weighted-average remaining lease term and discount rate (Details)	Dec. 31, 2023	Dec. 31, 2022
Leases
Operating leases (in years)	2 years 10 months 24 days	3 years 10 months 24 days
Operating lease - IBR (as a percent)	5.50%	5.50%
ElectraMeccanica Vehicles Corp
Leases
Operating leases (in years)	8 years 9 months 29 days	9 years 4 months 28 days
Operating lease - IBR (as a percent)	10.47%	10.28%